UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10491

        Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          03/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Real Estate Income Fund (JRS)
March 31, 2005

		Market
Shares	Description(1)	Value

	COMMON STOCKS - 92.6% (71.2% of Total Investments)
	Apartments 15.3%
$526,300	Amli Residential Properties Trust	$ 14,415,357
215,300	Apartment Investment & Management Company	8,009,160
870,000	Archstone-Smith Trust	29,675,700
516,400	AvalonBay Communities, Inc.	34,541,996

	Diversified - 0.6%
326,000	Spirit Finance Corporation	3,540,360

	Healthcare - 11.9%
1,912,300	Nationwide Health Properties, Inc.	38,647,583
1,740,300	Senior Housing Properties Trust	29,028,204

	Hotels - 0.9%
492,564	Hersha Hospitality Trust	4,910,863

	Industrial - 3.4%
517,100	First Industrial Realty Trust, Inc.	19,561,893

	Office Property - 33.9%
1,388,800	Arden Realty, Inc.	47,010,880
3,642,100	HRPT Properties Trust	43,377,411
1,351,500	Mack-Cali Realty Corporation	57,236,025
298,100	Maguire Properties, Inc.	7,118,628
1,205,600	Reckson Associates Realty Corporation	37,011,920

	Regional Malls - 14.8%
1,205,600	Glimcher Realty Trust	28,572,720
1,044,100	The Macerich Company	55,629,648

	Shopping Center - 8.4%
378,000	Cedar Shopping Centers Inc.	5,382,720
413,800	Federal Realty Investment Trust	20,007,230
880,300	New Plan Excel Realty Trust	22,104,333

	Storage - 3.4%
76,900	Public Storage Inc.	2,154,738
984,200	U-Store-It Trust	17,125,080

	Total Common Stocks (cost $357,022,207)	525,062,449

		Market
Shares	Description(1)	Value

	PREFERRED STOCKS - 36.7% (28.2% of Total Investments)
	Apartments - 9.7%
	Apartment Investment & Management Company:
603,500	Series R, 10.000%	15,872,050
380,000	Series U, 7.750%	9,317,600
158,000	Series Y, 7.875%	3,910,500
945,000	Home Properties, Inc., Series F, 9.000%	24,787,350
51,300	United Dominion Realty Trust, Series B, 8.600%	1,346,112

	Diversified - 10.9%
	Crescent Real Estate Equities Company:
1,031,300	Series A (Convertible), 6.750%	22,193,576
850,000	Series B, 9.500%	22,652,500
150,000	Lexington Corporate Properties Trust, Series B, 8.050%	3,927,000
497,623	PS Business Parks Inc., Series F, 8.750%	12,987,960

	Healthcare - 0.6%
32,558	Nationwide Health Properties Inc., Series A, 7.677%	3,296,498

	Hotels - 5.6%
130,000	Ashford Hospitality Trust, Series A, 8.550%	3,442,400
360,000	Boykin Lodging Company, Series A, 10.500%	10,080,000
592,000	LaSalle Hotel Properties, Series A, 10.250%	15,806,400
82,000	WestCoast Hospitality Corporation, Series A, 9.500%	2,160,700

	Office Property - 6.2%
	Alexandria Real Estate Equities Inc.
95,400	Series B, 9.100%	2,509,974
160,000	Series C, 8.375%	4,250,000
200,000	Corporate Office Properties Trust, Series G, 8.000%	5,020,000
12,141	Highwoods Properties, Inc., Series A, 8.625%	13,127,456
406,000	Maguire Properties, Inc., Series A, 7.625%	10,089,100

	Regional Malls - 2.3%
	Glimcher Realty Trust:
113,000	Series F, 8.750%	2,938,000
50,000	Series G, 8.125%	1,255,000
	The Miills Corp:
115,200	Series C, 9.000%	3,013,632
213,000	Series E, 8.750%	5,563,560
21,700	Taubman Centers, Inc., Series A, 8.300%	547,274

	Shopping Centers - 1.3%
160,000	Cedar Shopping Centers Inc., Series A, 8.875%	4,305,008
125,000	Saul Centers Inc., Series A, 8.000%	3,170,000

	Storage - 0.1%
76,900	Public Storage Inc., Series A, 0.000%	2,154,738
23,500	Shurgard Storage Centers, Inc., Series C, 8.700%	596,665

	Total Preferred Stocks (cost $195,055,399)	208,166,315

Principal		Market
Amount (000)	Description(1)	Value

	REPURCHASE AGREEMENTS (cost $4,065,581) - 0.7% (0.6% of Total Investments)
$4,065,581	State Street Bank, 2.400%, dated 3/31/05, due 4/01/05, repurchase price $4,065,852
	collaterized by $3,545,000 U.S. Treasury Bonds, 6.250%, due 8/15/23, value $4,150,209	4,065,581

	Total Investments (cost $556,143,187) - 130.0%	737,294,345

	Other Assets Less Liabilities - 0.3%	1,878,340

	Taxable Auctioned Preferred Shares, at Liquidation Value - (30.3)%	(172,000,000)

	Net Assets Applicable to Common Shares - 100.0%	$567,172,685

	Interest Rate Swap Transactions Outstanding at March 31, 2005:
						Unrealized
		Notional			Termination	Appreciation
	Counterparty	Amount	Fixed Rate	Floating Rate*	Date	(Depreciation)

	Citigroup N.A.	$43,000,000	4.8000%	2.7456%	2/06/07	$ (642,502)
	Citigroup N.A.	43,000,000	5.1900%	2.7456%	2/06/09	(1,295,464)

						$(1,937,966)

*	Based on LIBOR (London Inter-Bank Offered Rates).

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recording income and
	in recognizing certain gains and losses on security transactions.

	At March 31, 2005, the cost of investments was $556,143,187.

	Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005,
	were as follows:

	Gross unrealized:
	Appreciation	$181,720,835
	Depreciation	(569,677)

	Net unrealized appreciation of investments	$181,151,158

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Real Estate Income Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         05/27/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         05/27/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         05/27/05

* Print the name and title of each signing officer under his or her signature.